SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 741,810	$ 210,992
Related party payables	47,041
Total	788,851	210,992
Less Than Three [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	649,624	110,179
Related party payables	47,041
Total	696,665	110,179
Three to Twelve Months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	92,186	100,813
Related party payables
Total	$ 92,186	$ 100,813